Income Taxes Unrecognized Tax Benefit (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Sep. 30, 2012		Sep. 30, 2011		Sep. 30, 2010
Undistributed Foreign Earnings	$ 123.1
Unrecognized Tax Benefits that Would Impact Effective Tax Rate	265.6		266.5
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Unrecognized Tax Benefits at the beginning of period	287.9		12.2		13.1
(Reductions) additions related to acquisitions	(1.4)	[1]	275.5	[1]	0	[1]
Additions for tax positions taken in current year	7.0		0		0
Additions for tax positions taken in prior years	0		1.5		1.3
Reductions as a result of a lapse of the applicable statue of limitations	(3.8)		(1.3)		(2.2)
Unrecognized Tax Benefits at the end of period	289.7		287.9		12.2
Unrecognized Tax Benefits, Income Tax Penalties and Interest Accrued	2.0		3.9
Unrecognized Tax Benefits, Income Tax Penalties and Interest Expense	(1.9)		0.4
Investments in Foreign Subsidiaries and Foreign Corporate Joint Ventures that are Essentially Permanent in Duration [Member]
Deferred Tax Liability Not Recognized, Amount of Unrecognized Deferred Tax Liability	10.3
Smurfit Stone [Member]
Net Operating Loss Carryforward, Increase During Period	254
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Unrecognized Tax Benefits at the end of period	$ 254.0

[1]	Adjustments related to acquisitions in fiscal 2012 and 2011 are related to the Smurfit-Stone Acquisition.